Deferred tax (Details) - Schedule of deferred tax R in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 ZAR (R)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 ZAR (R)
Schedule Of Deferred Tax Abstract
Deferred tax liabilities	R (51,894)		R (47,063)
Deferred revenue	59,402		58,137
Property, plant and equipment and capitalized commission assets	(144,007)		(144,782)
Lease obligations	4,812		4,690
ECL provision on trade receivables	17,238		21,887
Other	10,661		13,005
Deferred tax assets	60,919		58,383
Deferred revenue	4,856		540
Property, plant and equipment and capitalized commission assets	25,233		27,059
Tax losses	8,795		19,710
Lease obligations	2,903		1,303
ECL provision on trade receivables	8,890		3,953
Other	10,242		5,818
Total net deferred tax assets	9,025		11,320
Reconciliation of deferred tax assets/(liabilities)
At March 1	11,320	$ 11,320	5,022
Acquisition of subsidiaries			(13,386)
Increase in deferred revenue temporary differences	5,417		13,912
Decrease in property, plant and equipment and capitalized commission assets temporary differences	(469)		(23,479)
(Decrease)/increase in tax losses temporary differences	(13,076)		8,887
Increase/(decrease) in lease obligation temporary differences	1,659		(6,365)
(Decrease)/increase in ECL provision on trade receivables temporary differences	(430)		13,855
Increase in other temporary differences	1,504		12,954
Translation adjustments	3,100		(80)
At February 28 (in Dollars)		$ 9,025	11,320
Reconciliation of deferred tax balances
At March 1	11,320		5,022
Acquisition of subsidiaries			(13,386)
(Charge)/credit to income statement	(17,229)		19,764
Others	14,570
Translation adjustments	R 364		R (80)